29. Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1 [Member]
Assets
Cash and Balances With The Brazilian Central Bank	R$ 20,148,725
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions
Loans and advances to customers
Debt instruments	4,425,723	5,378,791	9,766,162
Total	24,574,448	5,378,791	9,766,162
Level 2 [Member]
Assets
Cash and Balances With The Brazilian Central Bank		15,249,515	15,269,809
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	59,492,738	109,233,128	91,859,759
Loans and advances to customers	4,530,041
Debt instruments	17,486,057	7,858,612	29,161,194
Total	81,508,836	132,341,255	124,038,200
Level 3 [Member]
Assets
Cash and Balances With The Brazilian Central Bank
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	53,357,038
Loans and advances to customers	392,348,278	327,278,243	303,495,240
Debt instruments	28,052,167	26,440,789
Total	473,757,483	353,719,032	303,495,240
Accounting Value [member]
Assets
Cash and Balances With The Brazilian Central Bank	20,148,725	15,249,515	15,228,491
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	112,849,776	109,233,128	91,859,759
Loans and advances to customers	393,707,229	326,699,480	301,702,207
Debt instruments	48,367,791	38,748,296	36,799,509
Total	575,073,521	489,930,419	433,337,208
Fair Value [Member]
Assets
Cash and Balances With The Brazilian Central Bank	20,148,725	15,249,515	15,269,809
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	112,849,776	109,233,128	91,859,759
Loans and advances to customers	396,878,319	327,278,243	303,495,240
Debt instruments	49,963,947	39,678,192	38,927,356
Total	R$ 579,840,767	R$ 491,439,078	R$ 437,299,602